9. Borrowed Funds (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Qualified collateral borrowing	$ 94,744,189	$ 100,361,793
Potential borrowing capacity	68,163,543	72,091,633
Letters of credit collateral deposits	21,225,000	14,900,000
Fees paid for issuance of letters of credit	25,967	29,535
Pledged loan	$ 77,862,708	$ 72,345,479
Primary credit rate value	125 basis points	100 basis points
Line of credit with correspondent bank	$ 12,500,000	$ 7,500,000
FHLBB
Line of credit with correspondent bank	$ 500,000	$ 500,000